INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INTANGIBLE ASSETS NET

	As of March 31,
	2025	2026
	HKD	HKD
Balance brought forward	-	3,107,201
Additions	$10,199,480	$-
Less: transfer to joint operations parties	(930,204)	(3,107,201)
Less: amortization	(2,560,667)	-
Less: disposal	(3,601,408)	-

Intangible assets, net	$3,107,201	$-